COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Cumulative Product claims Activity
A summary of bodily injury claims activity follows:

	2019	2018	2017
Outstanding claims, January 1	131	105	87
New claims	45	54	34
Settled and dismissed claims	(20)	(28)	(16)
Outstanding claims, December 31 (*), (**)	156	131	105

(*)	Not including the legal proceedings in Australia.
(**)	In 2019, representing 132 injured persons.